General (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 18, 2019 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
General (Details) [Line Items]
Number of suppliers		4
Aggregate net proceeds received		$ 129,710	$ 35,077
Secondary offering [Member]
General (Details) [Line Items]
Sale of ordinary shares issued | shares	4,991,000
Aggregate net proceeds received	$ 129,710